Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents
Schedule of cash and cash equivalents

	December 31, 2024	December 31, 2023
Current accounts	66,153	71,783
Bank deposits	25,005	15
1-month 0% US T-Bill	19,891	—
Cash and cash equivalents	111,049	71,798

Currency	December 31, 2024	December 31, 2023
United States Dollars	94,293	58,840
Euro	16,113	12,533
Russian Ruble	74	89
Armenian Dram	35	55
Kazakhstani Tenge	529	269
United Arab Emirates Dirham	5	12
Total	111,049	71,798